Real Estate Business Park Acquisitions (Tables)	12 Months Ended
Sep. 30, 2014
Transit Business Park
Intangible asset amortization
(in thousands)	In-place	Above Market	Below Market
	Leases	Leases	Leases
Initial Values	$806	48	156
Annual Amortization:
2013	$121	3	24
2014	369	12	86
2015	78	11	37
2016	64	11	9
2017	62	11	—
2018	35	—	—
2019	34	—	—
2020	34	—	—
2021	9	—	—

Kelso Business Park
Intangible asset amortization
(in thousands)	In-place	Below Market
	Leases	Leases
Initial Values	$579	64
Annual Amortization:
2014	80	8
2015	218	21
2016	133	21
2017	96	12
2018	25	2
2019	18	—
2020	9	—